Acquisitions (Details) £ in Millions	Jul. 11, 2019 GBP (£)
National Grid Renewables
Disclosure of detailed information about business combination [line items]
Contingent consideration – National Grid Renewables	£ 70
Cash consideration	49
Emerald
Disclosure of detailed information about business combination [line items]
Investment in joint venture – Emerald	90
Cash consideration	90
National Grid Renewables And Emerald Energy Venture LLC
Disclosure of detailed information about business combination [line items]
Intangible assets	5
Property, plant and equipment	1
Cash	2
Other identifiable assets and liabilities	30
Total identifiable assets	128
Goodwill	81
Total consideration transferred	£ 209